->

OMB APPROVAL OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response. . . . . . . 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09064  .

Cadre Institutional Investors Trust
(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 467-0200 .

Date of fiscal year end:  6/30/08 .

Date of reporting period:  10/1/07 to 6/30/08  .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ON JUNE 25, 2008, THE REGISTRANT’S BOARD OF TRUSTEES APPROVED A CHANGE OF THE FISCAL YEAR-END OF CADRE RESERVE FUND - U.S. GOVERNMENT SERIES (“GOVERNMENT RESERVE FUND”) AND U.S. GOVERNMENT MONEY MARKET PORTFOLIO (THE “U.S. GOVERNMENT MASTER PORTFOLIO”), TWO OF THE REGISTRANT’S SEVEN SERIES, FROM SEPTEMBER 30 TO JUNE 30, EFFECTIVE JUNE 30, 2008. THE ANNUAL REPORT TO SHAREHOLDERS OF THE GOVERNMENT RESERVE FUND AND U.S. GOVERNMENT MASTER PORTFOLIO FOR THE NINE MONTHS ENDED JUNE 30, 2008 IS ATTACHED BELOW. THE FISCAL YEAR-END OF THE FOLLOWING OTHER SERIES OF THE REGISTRANT REMAINS SEPTEMBER 30, AND THEREFORE THEIR ANNUAL REPORTS TO SHAREHOLDERS ARE NOT INCLUDED IN THIS N-CSR FILING: CADRE LIQUID ASSET FUND - MONEY MARKET SERIES, CADRE RESERVE FUND - MONEY MARKET SERIES, CADRE SWEEPCASH FUND - U.S. GOVERNMENT SERIES, CADRE SWEEPCASH FUND - MONEY MARKET SERIES AND MONEY MARKET PORTFOLIO.

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

Nine Months Ended
June 30, 2008

Cadre Institutional Investors Trust Airport Corporate Center One Corporate Drive Bohemia, NY 11716 888-542-8890 www.ciitfunds.com

Table of Contents
1	MESSAGE FROM THE INVESTMENT ADVISER
3	CADRE RESERVE FUND - U.S. GOVERNMENT SERIES FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
6	NOTES TO CADRE RESERVE FUND - U.S. GOVERNMENT SERIES FINANCIAL STATEMENTS
10	U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
14	NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS
16	BOARD OF TRUSTEES AND OFFICERS
18	INFORMATION ABOUT THE EXPENSES OF THE TRUST’S SERIES

For further information on the Fund, call 1-888-542-8890 or visit us online at www.ciitfunds.com

The Trust files its complete schedules of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Fund’s distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund’s proxy voting guidelines either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov. In addition, you may obtain a free report on the Fund’s proxy voting record during the 12 months ended June 30, 2008 either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov.

While the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Message from the Investment Adviser

We are pleased to present the financial statements for the Cadre Institutional Investors Trust (“CIIT” or the “Trust”) Cadre Reserve Fund - U.S. Government Series (the “Fund”) and U.S. Government Money Market Portfolio (the “Portfolio”) for the nine months ended June 30, 2008.

As noted in the enclosed footnotes to the financial statements of the Fund and the Portfolio, the Trust’s Board of Trustees (the “Board”) approved a Plan of Reorganization at a special meeting held on June 25, 2008 which, if approved by shareholders, would reorganize the Fund into the CCRF Federal Portfolio, a series of Commonwealth Cash Reserve Fund, Inc. In conjunction with this anticipated reorganization, the Board determined to change the fiscal year of the Fund and the Portfolio from September 30 to June 30 to correspond to the fiscal year of the CCRF Federal Portfolio. This action is expected to yield long-term operational efficiencies to the existing shareholders of both the Fund and the CCRF Federal Portfolio.

In the past year the financial markets have been under extraordinary pressure, as credit seized the headlines and short-term interest rates plunged to their lowest levels since 2004. As the investment adviser to the Trust, we redoubled our efforts to maintain safety of principal and liquidity for CIIT Participants. The Trust was well-positioned to weather this crisis and to generate market returns. Over the past year, the Trust’s investment returns have been in line with those of other high quality short-term investments. As of June 30, 2008, the current 7-day yield on the Cadre Reserve Fund - U.S. Government Series was 2.25%.

The storm in the financial markets began to materialize in mid-July 2007 with hedge funds managed by Bear Stearns invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors started to question the valuations of mortgage-related debt on the balance sheets of other companies, sparking a flight to quality and liquidity crisis. Initially a handful of companies issuing asset-backed commercial paper were unable to reissue debt at any yield. A few of these issuers eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions of liquidity into the markets, however a significant amount of damage was already done.

The economic downturn deepened as the year advanced with banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. By the end of 2007, financial institutions recognized sub-prime related losses or write-downs exceeding $125 billion.

Many investors have come to believe that the economy will see a recession and that it could be longer-lived than the brief downturn in 2008. The housing market remains in disarray, with housing starts and new home sales trending lower for more than two years, and at levels not seen in as long as four decades. At the same time mortgage foreclosures have trended up as housing prices have declined.

In recent months, the housing weakness has spread to other sectors. Manufacturing activity declined and job growth stagnated. In June, the economy lost jobs for a sixth straight month, for a total of 438,000 job losses so far this year. The unemployment rate rose above five percent in March and then moved to 5.5% in May. The jobless rate likely would be higher were it not for the fact that the number of people seeking work has declined in recent months.

Annual Report ~ Nine Months Ended June 30, 2008 -1-

In the face of the extraordinary market conditions, the Federal Reserve aggressively added liquidity through a number of extraordinary measures, including a reduction in the overnight bank lending rate from 5.25% last August to 2.00% by the end of April. This was the most rapid decline in the overnight rate since 1984. With the systemic risks to the economy, the Federal Reserve actions signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market.

Most recently, the Federal Reserve has shifted its focus to the fight against inflation. The Federal Open Market Committee’s statement released in conjunction with its meeting at the end of June stated that “in light of the continued increases in the prices of energy and some other commodities and the elevated state of some indicators of inflation expectations, uncertainty about the inflation outlook remains high.” Americans have felt the effects of increased inflation most notably at the gas pump as prices have reached record highs.

The toll that the liquidity and credit crisis has taken on financial institutions and the new risk of increased inflation will likely continue for some months to come. We will continue to manage the Trust with prudence while emphasizing safety and liquidity.

Over the last year, we managed the Trust’s portfolios with a bias toward a somewhat longer weighted average maturity to capture higher yields within the maximum maturity limits dictated by a prudent approach. The result is that CIIT’s yields remained attractive as short-term rates declined. Recently, we have moved to a more neutral posture in recognition that the next move on short-term interest rates may be a rise; although, until the economy strengthens and the fragile financial system shows signs of improvement, the Fed is likely to resist.

We look forward to continuing to work with CIIT Participants to develop and implement effective investment strategies to meet their investing needs.

Respectfully,
PFM Asset Management LLC

August 1, 2008

-2- Annual Report ~ Nine Months Ended June 30, 2008

Cadre Reserve Fund - U.S. Government Series
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cadre Institutional Investors Trust

We have audited the accompanying statements of assets and liabilities of the Cadre Reserve Fund - U.S. Government Series (the “Fund”) (a series of the Cadre Institutional Investors Trust) as of June 30, 2008, and the related statements of operations for the nine months then ended, the statements of changes in net assets for the nine months then ended and each of the two years in the period ended September 30, 2007, and the financial highlights for the nine months then ended and each of the three years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund’s financial highlights for the each of the two years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Reserve Fund - U.S. Government Series at June 30, 2008, and the results of its operations for the nine months then ended, and the changes in its net assets for the nine months then ended and each of the two years in the period ended September 30, 2007, and its financial highlights for the nine months then ended and each of the three years in the period ended September 30, 2007, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008
Annual Report ~ Nine Months Ended June 30, 2008 -3-

Cadre Reserve Fund - U.S. Government Series Statement of Assets & Liabilities
June 30, 2008
Assets
Investments in master portfolio, at value	$167,442,241
Prepaid expenses and other assets	2,847
Total assets	167,445,088
Liabilities
Administration fees payable	18,267
Transfer agent fees payable	9,141
Professional fees payable	26,600
Other accrued expenses	14,133
Total liabilities	68,141
Net Assets	$167,376,947
Net Assets Consist of
Shares of beneficial interest, at par value of $0.001	167,377
Paid-in capital in excess of par value	$167,209,570
Net Assets	$167,376,947
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	167,376,947

Statement of Operations For the Nine Months Ended June 30, 2008
Investment Income Investment income and expenses from Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (“Government Portfolio”, see Note 1)
Interest	$7,951,279
Expenses	230,063
Net investment income from Government Portfolio	7,721,216
Expenses
Administration fees	203,213
Transfer agent fees	102,279
Professional fees	41,757
Other expenses	12,548
Total expenses	359,797
Net Investment Income	7,361,419
Realized Net Gain on Sale of Securities Allocated from Government Portfolio	17,960
Net Increase in Net Assets	$7,379,379

The accompanying notes are an integral part of these financial statements.

-4- Annual Report ~ Nine Months Ended June 30, 2008

Cadre Reserve Fund - U.S. Government Series Statements of Changes in Net Assets
	Nine Months Ended	Year Ended September 30,
	June 30, 2008	2007	2006
Operations
Net investment income	$7,361,419	$14,997,206	$7,380,588
Realized gain/(loss) on sale of securities	17,960	32,835	(6,506)
Net increase in net assets	7,379,379	15,030,041	7,374,082
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(7,361,419)	(14,997,206)	(7,374,082)
Realized net gain on sale of securities	(17,960)	(32,835)	-
Total dividends	(7,379,379)	(15,030,041)	(7,374,082)
Share Transactions
Shares issued	1,931,183,348	1,991,736,598	1,194,598,631
Shares redeemed	(2,074,274,995)	(1,853,238,536)	(1,197,546,331)
Distributions reinvested	7,379,379	15,030,041	7,374,082
Net (decrease) increase in net assets resulting from share transactions	(135,712,268)	153,528,103	4,426,382
Total (decrease) increase in net assets	(135,712,268)	153,528,103	4,426,382
Net Assets
Beginning of period	303,089,215	149,561,112	145,134,730
End of period	$167,376,947	$303,089,215	$149,561,112

Financial Highlights	Nine Months	Year Ended September 30,
For a share outstanding throughout the period	Ended June 30, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.026	0.051	0.044	0.024	0.009	0.010
Less Dividends
Dividends from net investment income	(0.026)	(0.051)	(0.044)	(0.024)	(0.009)	(0.010)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	2.63%(1)	5.19%	4.45%	2.41%	0.89%	1.01%
Net assets, end of period (000’s)	$167,377	$303,089	$149,561	$145,135	$133,688	$179,348
Ratio to average net assets:
Net investment income	3.52%(2)	5.07%	4.37%	2.38%	0.87%	0.97%
Operating expenses Including reimbursement, waiver or recoupement	0.28%(2)	0.27%	0.32%	0.29%	0.30%	0.33%
Excluding reimbursement, waiver or recoupement	0.28%(2)	0.27%	0.32%	0.29%	0.29%	0.27%

(1) Not annualized.

(2) Annualized.
The accompanying notes are an integral part of these financial statements.

Annual Report ~ Nine Months Ended June 30, 2008 -5-

Notes to Cadre Reserve Fund - U.S. Government Series Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Reserve Fund - U.S. Government Series (the “Fund”). The Fund commenced operations on January 5, 1999. On June 25, 2008, the Trust’s Board of Trustees approved a change of the fiscal year-end of the Fund and the U.S. Government Money Market Portfolio from September 30 to June 30, effective June 30, 2008.

The Fund invests all of its investable assets in the U.S. Government Money Market Portfolio (the “Portfolio”). The Portfolio is a series of the Trust that has substantially the same investment objective, policies and restrictions as the Fund.

The value of Fund’s investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.0% at June 30, 2008.) The Fund’s performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio’s Statement of Net Assets, is included later on in this report and should be read in conjunction with the Fund’s financial statements.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio’s net assets. The Portfolio’s policies for determining the value of its net assets are discussed in the Portfolio's financial statements, which accompany this report.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

-6- Annual Report ~ Nine Months Ended June 30, 2008

Investment Income The Fund records its proportionate share of the Portfolio’s net investment income and realized gains and losses each day.

Dividends to Shareholders Substantially all of the Fund’s net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund’s daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually at the end of the Fund’s fiscal year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes The Fund is treated as a separate entity from other series of the Trust for Federal income tax purposes. The Fund intends to continue to qualify each year as a "regulated investment company” under Subchapter M of the Code and to make distributions of substantially all of its income, including net realized capital gains, if any, to relieve it from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required. At June 30, 2008, the cost of securities for Federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for Federal income tax purposes. The components of the Fund’s net assets on a tax basis are materially the same as the book components of the Fund’s net assets.

Effective October 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

Expenses Expenses incurred by the Trust with respect to any two or more of its series are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC (“PFM”) is responsible for certain aspects of the administration and operation of the Fund. Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Fund. For its services, PFM is paid an annual fee based on the Fund’s average daily net assets according to the schedule that follows.
Average Net Assets	Administration Fee	Transfer Agent Fee
Up to $250,000,000	0.10%	0.05%
$250,000,001 - $1,000,000,000	0.075%	0.04%
Over $1,000,000,000	0.05%	0.03%

The Trust, on behalf of the Fund, has entered into a Distribution Agreement with PFM’s wholly-owned subsidiary, PFM Fund Distributors, Inc. (“PFM Fund Distributors”), under which PFM Fund Distributors acts as the exclusive distributor of shares of the Fund. PFM Fund Distributors is not compensated by the Trust or the Fund for its services.

Annual Report ~ Nine Months Ended June 30, 2008 -7-

Officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional annual retainer of $2,500. Trustees who are members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an additional annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an additional annual retainer of $1,500.

The Trust, on behalf of the Fund, has entered into agreements with various service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Fund for certain expenses to the extent the total operating expenses of the Fund exceed an annualized percentage of 0.33% of the Fund’s average daily net assets. The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund’s total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts. For the nine months ended June 30, 2008, there were no fee waivers by PFM. As of June 30, 2008, there were no fees previously waived by PFM which are recoverable under the Plan.

Note 5 - Reorganization

On June 25, 2008, the Board of Trustees held a special meeting at which it approved a Plan of Reorganization (the “Plan”) which would reorganize the Fund into the CCRF Federal Portfolio, an investment portfolio of Commonwealth Cash Reserve Fund, Inc. (“CCRF”), subject to shareholder approval (the “Reorganization”). In conjunction with the Reorganization, CCRF shareholders will be asked to approve a Plan of Entity Conversion pursuant to which CCRF will convert from a Virginia corporation to a Virginia business trust named “PFM Funds” and the CCRF Federal Portfolio would be renamed “Government Series”. The Plan is subject to the approval of shareholders of the Fund. If the shareholders of the Fund approve the Plan and the Reorganization is consummated, each shareholder of the Fund will receive shares of Government Series having a total net asset value equal to the total net asset value of the shareholder’s investment in the Fund on a date agreed to by the parties to the Plan, which is expected to be September 29, 2008.

Note 6 - Governmental Accounting Standards (unaudited)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate

-8- Annual Report ~ Nine Months Ended June 30, 2008

risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to its investment portfolios as of June 30, 2008 have been provided for the information of the Fund’s shareholders. Since the Fund invests all of its investable assets in the Portfolio, the information which follows relates to securities held by the Portfolio.

Credit Risk

The Portfolio invests in short-term debt securities, including debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements with respect to Government Securities. Investments purchased by the Portfolio must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees.

As of June 30, 2008, the Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as noted to the right. These ratings include the ratings of collateral underlying repurchase agreements in effect at June 30, 2008.

S&P Rating	Percentage of Portfolio
AAA	85%
A-1+	15%

Concentration of Credit Risk

The Portfolio does not invest in obligations of foreign banks or their U.S. branches. The Portfolio’s investments at June 30, 2008 included investments in securities of the issuers noted to the right which individually represented greater than 5% of the Portfolio's total investment portfolio:

Issuer	Percentage of Portfolio
Federal Home Loan Bank	47.4%
Freddie Mac	22.8%
Fannie Mae	19.9%
Federal Farm Credit Bank	6.0%

Interest Rate Risk

The Portfolio’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolio have remaining maturities of 397 days or less.

The weighted average maturity of the Portfolio at June 30, 2008 was 57 days. The fair value and weighted average maturity of the investment types of the Portfolio at June 30, 2008 is as follows:

Type of Investments	Fair Value	Weighted Average Maturity
U.S. Government Agency Notes	$135,215,926	67 Days
U.S. Government Agency Discount Notes	25,105,794	15 Days
Repurchase Agreements	6,595,000	1 Day
	$166,916,720

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.
Annual Report ~ Nine Months Ended June 30, 2008 -9-

U.S. Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cadre Institutional Investors Trust

We have audited the accompanying statement of assets and liabilities of the U.S. Government Money Market Portfolio (the “Portfolio”) (a series of the Cadre Institutional Investors Trust) including the statement of net assets, as of June 30, 2008, and the related statement of operations for the nine months then ended, the statement of changes in net assets for the nine months then ended and each of the two years in the period ended September 30, 2007, and the financial highlights for the nine months then ended and each of the three years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio’s financial highlights for the each of the two years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio as of June 30, 2008, the results of its operations for the nine months then ended, the changes in its net assets for the nine months then ended and each of the two years in the period ended September 30, 2007, and its financial highlights for the nine months then ended and each of the three years in the period ended September 30, 2007, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008

-10- Annual Report ~ Nine Months Ended June 30, 2008

U.S. Government Money Market Portfolio
Statement of Net Assets
June 30, 2008		Face Amount	Value
U.S. Government and Agency Obligations (95.75%)
Fannie Mae Discount Notes
2.18%	7/23/08	$10,128,000	$10,114,569
Fannie Mae Notes Mortgage-Backed Security Discount Notes
2.35%	7/10/08	15,000,000	14,991,225
Fannie Mae Notes
4.31%	8/15/08	3,025,000	3,021,124
4.32%	8/25/08	5,000,000	5,003,113
Federal Farm Credit Bank Notes
*2.33%	1/23/09	10,000,000	10,000,000
Federal Home Loan Bank Notes
4.33%	9/12/08	1,500,000	1,499,746
4.54%	9/12/08	1,100,000	1,100,958
*2.62%	12/15/08	1,000,000	999,780
*2.38%	2/17/09	5,000,000	5,000,000
*2.60%	2/18/09	2,500,000	2,500,534
*2.17%	2/19/09	25,000,000	25,000,000
*2.20%	3/18/09	15,000,000	15,000,000
Federal Home Loan Bank Notes (Callable)
2.81%	3/5/09	8,000,000	8,003,080
2.82%	3/17/09	20,000,000	20,000,000
Freddie Mac Notes
5.35%	7/22/08	1,090,000	1,088,588
*2.36%	4/7/09	35,000,000	34,999,003
Freddie Mac Notes (Callable)
2.60%	5/20/09	2,000,000	2,000,000
Total U.S. Government and Agency Obligations			160,321,720

Repurchase Agreements (3.94%)
Deutsche Bank
2.70%	7/1/08	6,595,000	6,595,000

(Dated 6/30/08, repurchase price $6,595,495, collateralized by Fannie Mae securities, 6%, maturing 5/1/38, market value $3,590,108; and Freddie Mac securities, 7%, maturing 9/1/37, market value $3,137,296)

Total Repurchase Agreements			6,595,000
Total Investments (99.69%)			166,916,720
Other Assets in Excess of Other Liabilities (0.31%)			525,523
Net Assets (100.00%)			$167,442,243

* Floating or variable rate note; rate shown is that which was in effect at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Annual Report ~ Nine Months Ended June 30, 2008 -11-

U.S. Government Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2008

Assets
Investments, at value	$166,916,720
Cash	9,013
Other assets	569,159
Total assets	167,494,892
Liabilities
Investment advisory fees payable	11,019
Custodian fees payable	4,012
Professional fees payable	37,387
Other accrued expenses	231
Total liabilities	52,649
Net Assets	$167,442,243
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	167,442,243

Statement of Operations For the Nine Months Ended June 30, 2008
Investment Income
Interest	$7,951,279
Expenses
Investment advisory fees	126,166
Custodian fees	20,886
Trustees’ fees and expenses	17,184
Professional fees	52,572
Insurance premiums	13,662
Ratings fees	5,049
Other expenses	(5,456)
Net expenses	230,063
Net Investment Income	7,721,216
Realized Net Gain on Sale of Securities	17,960
Net Increase in Net Assets	$7,739,176

The accompanying notes are an integral part of these financial statements.

-12- Annual Report ~ Nine Months Ended June 30, 2008

U.S. Government Money Market Portfolio
Statements of Changes in Net Assets
	Nine Months Ended	Year Ended September 30,
	June 30, 2008	2007	2006
Operations
Net investment income	$7,721,216	$16,194,064	$12,665,464
Realized net gain (loss) on sale of securities	17,960	32,327	(10,142)
Net increase in net assets	7,739,176	16,226,391	12,655,322
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(7,721,216)	(16,194,064)	(12,655,322)
Realized net gain on sale of securities	(17,960)	(32,327)	-
Total distributions	(7,739,176)	(16,226,391)	(12,655,322)
Share transactions
Contributions	803,497,837	1,271,029,554	1,236,115,537
Withdrawals	(946,965,534)	(1,252,739,419)	(1,231,862,490)
Distributions reinvested	7,739,176	16,226,391	12,655,322
Net (decrease) increase in net assets resulting from beneficial interest transactions	(135,728,521)	34,516,526	16,908,369
Total (decrease) increase in net assets	(135,728,521)	34,516,526	16,908,369
Net Assets
Beginning of period	303,170,764	268,654,238	251,745,869
End of period	$167,442,243	$303,170,764	$268,654,238

Financial Highlights
For a share outstanding	Nine Months Ended	Year Ended September 30,
throughout the period	June 30, 2008	2007	2006	2005	2004	2003
Ratio/Supplemental Data
Total return	2.75%(1)	5.35%	4.65%	2.60%	1.09%	1.24%
Net assets, end of period (000)	$167,442	$303,171	$268,654	$251,746	$229,427	$298,547
Ratio to average net assets:
Net investment income	3.67%(2)	5.21%	4.55%	2.58%	1.17%	1.19%
Operating expenses	0.11%(2)	0.11%	0.11%	0.10%	0.10%	0.09%

(1) Not annualized.
(2) Annualized.
The accompanying notes are an integral part of these financial statements.

Annual Report ~ Nine Months Ended June 30, 2008 -13-

Notes to U.S. Government Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series (the “Fund”), Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999. On June 25, 2008, the Trust’s Board of Trustees approved a change of the fiscal year-end of the Fund and the Portfolio from September 30 to June 30, effective June 30, 2008.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Distributions to Investors The Portfolio allocates its net investment income and realized gains and losses from investment transactions to its investors on a daily basis in proportion to their investment in the Portfolio. Allocated income is declared as a distribution on a daily basis.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that its adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into by the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral,

-14- Annual Report ~ Nine Months Ended June 30, 2008

including accrued interest, is maintained in an amount at least equal the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio is taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Effective October 1, 2007, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

Expenses Expenses incurred by the Trust with respect to any two or more series of the Trust are allocated proportionately to each series’ net assets, except where allocation of direct expenses to a series can otherwise be made fairly. Expenses directly attributable to a series are charged to that series.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio’s average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio’s shares. The Distributor is not compensated for its services by the Portfolio.

Officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid by the Trust an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an additional annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an additional annual retainer of $1,500.

The Trust, on behalf of its series, has entered into agreements with various service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Annual Report ~ Nine Months Ended June 30, 2008 -15-

Note 4 - Reorganization

On June 25, 2008, the Board of Trustees held a special meeting at which it approved a Plan of Reorganization (the “Plan”) which would reorganize the Fund into the CCRF Federal Portfolio, an investment portfolio of Commonwealth Cash Reserve Fund, Inc. (“CCRF”), subject to shareholder approval (the “Reorganization”). In conjunction with the Reorganization, CCRF shareholders will be asked to approve a Plan of Entity Conversion pursuant to which CCRF will convert from a Virginia corporation to a Virginia business trust named “PFM Funds” and the CCRF Federal Portfolio would be renamed “Government Series”. The Plan is subject to the approval of shareholders of the Fund. If the shareholders of the Fund approve the Plan and the Reorganization is consummated, each shareholder of the Fund will receive shares of Government Series having a total net asset value equal to the total net asset value of the shareholder’s investment in the Fund on a date agreed to by the parties to the Plan, which is expected to be September 29, 2008. In conjunction with the Reorganization, the Fund will redeem its investment in the Portfolio upon the closing date of the Reorganization and the Portfolio will subsequently be liquidated and dissolved.

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust. Set forth below is information with respect to each of the Trustees and officers of the Trust as of June 30, 2008, including their principal occupations during the past five years.
Name, Position Held with Fund, (Served Since), Birthyear	Principal Occupation(s) During the Past Five Years; (Number of Portfolios in Fund Complex Overseen by Director)	Other Directorships Held
INDEPENDENT TRUSTEES
Michael P. Flanagan Chairman (2002) & Trustee (2000) Birthyear: 1949	State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (7)	Michigan Virtual University
Harvey A. Fein Trustee (1997) Birthyear: 1946	Vice President, Internal Audit, Molina Healthcare, Inc., 2005 to 2007; Vice President, Financial Services, Molina Healthcare, Inc., 2003 to 2005; CFO, Molina Healthcare, Inc., 1995 to 2003; (7)	None
C. Roderick O’Neil Trustee (1997) Birthyear: 1931	Chairman, O’Neil Associates, 1987 to present; (7)	Riverfront Recapture, Inc.
Brian M. Marcel Trustee (2004) Birthyear: 1962	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (7)	Michigan Liquid Asset Fund Plus
Jack G. Williams, Jr. Trustee (2004) Birthyear: 1952	Chief Executive Officer, Avera Gregory Healthcare Center, 2008 to present; Mortgage Banker, Great Northern Financial, 2002 to 2008; Realtor, Century 21 - Moline, 2001 to 2008; (7)	None

-16- Annual Report ~ Nine Months Ended June 30, 2008

Name, Position Held with Fund, (Served Since), Birthyear	Principal Occupation(s) During the Past Five Years; (Number of Portfolios in Fund Complex Overseen by Officer)	Other Directorships Held
OFFICERS
Martin P. Margolis President (2004) Birthyear: 1944	President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1986 to present; (10)	Commonwealth Cash Reserve Fund, Inc.
Debra J. Goodnight Treasurer (2004) Birthyear: 1955	Secretary, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (10)	None
Timothy P. Sullivan Secretary (2004) Birthyear: 1969
Managing Director, PFM Asset Management LLC, 2004 to present; Managing Director, Public Financial Management, Inc., 2004 to present; First Vice President, Cadre Financial Services, Inc., 1986 to 2004; (7)
None
Daniel R. Hess Assistant Treasurer (2004) Birthyear: 1974	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (10)	None
Jennifer L. Scheffel, Esq. Chief Compliance Officer and Assistant Secretary (2004) Birthyear: 1972
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (10)
None

The mailing address of each Independent Director and of Ms. Scheffel is Airport Corporate Center, One Corporate Plaza, Suite 101, Bohemia, NY 11716. The mailing address of Mr. Sullivan is 222 North LaSalle, Suite 910, Chicago, IL 60601. The mailing address of Mr. Margolis, Ms. Goodnight, and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Each Trustee is a person who is not an “interest person”, as defined by the Investment Company Act of 1940, of the Trust and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the Chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $2,000 and $1,500 annual fee, respectively. For the nine-months ended June 30, 2008, fees paid to the Trustees totaled $75,000.

Annual Report ~ Nine Months Ended June 30, 2008 -17-

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O’Neil and Brian M. Marcel. The Board of Trustees has determined that Mr. Fein, who serves as Chairman of the Audit Committee, is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit, and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the nine-months ended June 30, 2008.

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O’Neil (Chairman of the Committee), Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee held 2 meetings during the nine-months ended June 30, 2008.

Officers of the Trust receive no compensation from the Trust. Officers are re-elected annually. As of June 30, 2008, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its series.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Officers and Trustees, and is available without charge, upon request by calling 1-888-542-8890.

Information About the Expenses of the Fund and the Portfolio
(Unaudited)

As shareholders of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Fund and the Portfolio do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Fund and the Portfolio do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Fund and the Portfolio do incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund and the Portfolio.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2008. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the appropriate line corresponding to the Fund under the heading titled “Expenses Paid per $1,000 During Period” for the Fund to estimate the expenses you paid on your account with the Fund during this period.

-18- Annual Report ~ Nine Months Ended June 30, 2008

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment for the
Six Months Ended June 30, 2008 Based on Actual Fund Expenses and Returns	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid per $1,000 During Period*
U.S. Government Money Market Portfolio (Master)	$1,000.00	$1,015.63	$0.56
Cadre Reserve Fund - U.S. Government Series (Feeder)	$1,000.00	$1,014.71	$1.47

Based on Actual Fund Expenses and a Hypothetical 5% Return
U.S. Government Money Market Portfolio (Master)	$1,000.00	$1,024.31	$0.56
Cadre Reserve Fund - U.S. Government Series (Feeder)	$1,000.00	$1,023.41	$1.47

* Expenses in the preceding table are equal to the Fund’s annualized expense ratios of 0.29% and 0.11% for the Cadre Reserve Fund - U.S. Government Series and U.S. Government Money Market Portfolio, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Fund listed above reflect both the expense allocated to the Fund from the Portfolio, as well as the individual expenses of the Fund itself. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge their shareholders transaction-based fees except in overdraft situations; however other funds used to compare may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

Annual Report ~ Nine Months Ended June 30, 2008 -19-

THIS PAGE INTENTIONALLY BLANK

Fund Information: 1-888-542-8890 www.ciitfunds.com

Investment Adviser, Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Airport Corporate Center
One Corporate Drive, Suite 101
Bohemia, New York 11716

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Custodian
U.S. Bank, National Association
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE NINE MONTHS ENDED JUNE 30, 2008, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES HAS DESIGNATED HARVEY A. FEIN AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. FEIN IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD OF TRUSTEES); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THIS ITEM REQUIRES LISTING THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT BY TYPE OF SERVICE. AS DESCRIBED IN ITEM 1 OF THIS FORM N-CSR, DUE TO THE CHANGE IN THE FISCAL YEAR-END OF TWO OF THE REGISTRANT'S SERIES FROM SEPTEMBER 30 TO JUNE 30, THE SHAREHOLDER REPORT INCLUDED IN THIS FORM N-CSR IS FOR THE NINE-MONTH PERIOD ENDED JUNE 30, 2008. IN VIEW OF THIS, THE REGISTRANT HAS ELECTED TO INCLUDE THE AGGREGATE FEES CHARGED BY THE REGISTRANT'S PRINCIPAL ACCOUNTANT (I) WITH RESPECT TO THE TWO SERIES, FOR THE PERIOD ENDED JUNE 30, 2008, AND (II) WITH RESPECT TO ALL OF THE REGISTRANT'S SERIES, FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 2007 AND SEPTEMBER 30, 2006. THESE FEES WERE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED	ENDED
	6/30/08	9/30/07	9/30/06

(a) AUDIT FEES:	$32,000 (1)	$73,500 (2)	$69,300 (2)

(b) AUDIT-RELATED FEES:	$0	$0	$0

(c) TAX FEES:	$9,850 (3)	$22,850 (4)	$21,300 (4)

(d) ALL OTHER FEES:	$0	$0	$0

(1)  REPRESENTS FEES CHARGED FOR THE AUDITS OF THE REGISTRANT’S GOVERNMENT RESERVE FUND AND U.S. GOVERNMENT PORTFOLIO FOR THE NINE-MONTHS ENDED JUNE 30, 2008.

(2)	REPRESENTS FEES CHARGED FOR THE AUDITS OF ALL OF THE REGISTRANT’S SERIES FOR THE FISCAL YEARS SHOWN.

(3)	REPRESENTS FEES FOR TAX COMPLIANCE SERVICES FOR THE ANNUAL FEDERAL AND STATE TAX FILINGS OF GOVERNMENT RESERVE FUND AND U.S. GOVERNMENT PORTFOLIO FOR THE TAX YEAR ENDED SEPTEMBER 30, 2008.

(4) REPRESENTS FEES FOR TAX COMPLIANCE SERVICES FOR THE ANNUAL FEDERAL AND STATE TAX FILINGS FOR ALL OF THE REGISTRANT’S SERIES RELATED TO THE TAX YEARS ENDED SEPTEMBER 30, 2007 AND 2006, RESPECTIVELY.

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AMENDED AND RESTATED AUDIT COMMITTEE CHARTER. PURSUANT TO THE REGISTRANT’S AUDIT COMMITTEE CHARTER, THE AUDIT COMMITTEE BEARS DIRECT RESPONSIBILITY FOR THE APPOINTMENT, COMPENSATION, RETENTION AND OVERSIGHT OF THE REGISTRANT’S INDEPENDENT AUDITORS FOR THE PURPOSE OF PREPARING OR ISSUING AN AUDIT REPORT OR PERFORMING OTHER AUDIT, REVIEW OR ATTEST SERVICES, INCLUDING SETTING THE COMPENSATION OF THE INDEPENDENT AUDITORS FOR SUCH SERVICES. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE PRE-APPROVE (1) ALL AUDIT AND NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT AND (2) ALL NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT’S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

(e)(2) THE ONLY NON-AUDIT SERVICES BILLED BY THE REGISTRANT’S ACCOUNTANT TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES, WHICH ARE DISCLOSED IN ITEM 4(c) ABOVE. ALL TAX SERVICES PROVIDED BY THE REGISTRANT’S ACCOUNTANT TO THE REGISTRANT WERE APPROVED BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) THE AGGREGATE AMOUNT OF NON-AUDIT FEES BILLED BY THE REGISTRANT’S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES AND ARE DISCLOSED IN ITEM 4(c) ABOVE.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.

Item 6. Schedule of Investments

THE REGISTRANT’S SCHEDULE OF INVESTMENTS IS INCLUDED IN THE REGISTRANT’S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON SEPTEMBER 17, 2003 AND AMENDED JANUARY 31, 2007 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust

By (Signature and Title)* /s/ Martin P. Margolis
Martin P. Margolis, President

Date 9/8/2008 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Martin P. Margolis   .
  Martin P. Margolis, President  .

Date 9/8/2008 .

By (Signature and Title)*   /s/ Debra J. Goodnight   .
  Debra J. Goodnight, Treasurer  .

Date 9/8/2008 .

* Print the name and title of each signing officer under his or her signature.